                               ING INVESTORS TRUST
                       ING American Funds Growth Portfolio
                   ING American Funds International Portfolio
                   ING American Funds Growth-Income Portfolio

                       Supplement dated December 15, 2005
                                to the Prospectus
                              dated April 29, 2005

Effective October 21, 2005, the primary portfolio counselors for the American Funds Master Funds listed under the section entitled "Management of the Master Funds" on pages 17, 18, and 19 of the prospectus are supplemented as follows:

   1. The table referencing the primary portfolio counselors for the Growth Fund found on page 18 under the section entitled "Management of the Master Funds" of the prospectus is hereby deleted and replaced as follows:

                                                                                           APPROXIMATE
                                                                                           YEARS OF
                                              YEARS OF                                     EXPERIENCE AS AN
                                              EXPERIENCE AS                                INVESTMENT
                                              PORTFOLIO                                    PROFESSIONAL
                                              COUNSELOR (AND         PORTFOLIO             ------------------
   PORTFOLIO                                  RESEARCH               COUNSELOR'S ROLE      WITH
   COUNSELOR (FUND       PRIMARY TITLE WITH   PROFESSIONAL, IF       IN THE                CRMC
   TITLE, IF             CRMC (OR             APPLICABLE             MANAGEMENT OF         OR           TOTAL
   APPLICABLE)           AFFILIATE)           (APPROXIMATE))         THE MASTER FUND       AFFILIATES   YEARS
   ----------------------------------------------------------------------------------------------------------
   Michael T. Kerr       Vice President,      20 years (plus 2       An equity portfolio       20         22
                         Capital Research     years prior            counselor
                         and Management       experience as a
                         Company              research
                                              professional for the
                                              Master Fund)

   Gordon Crawford       Senior Vice          11 years (plus 5       An equity portfolio       34         34
                         President and        years prior            counselor
                         Director, Capital    experience as a
                         Research and         research
                         Management           professional for the
                         Company              Master Fund)

   J. Blair Frank        Vice President,      5 years (plus 3        An equity portfolio       10         11
                         Capital Research     years prior            counselor
                         Company              experience as a
                                              research
                                              professional for the
                                              Master Fund)

   Donnalisa Barnum      Senior Vice          2 years                An equity portfolio       18         24
                         President, Capital                          counselor
                         Research Company

   Ronald B. Morrow      Senior Vice          2 years (plus 5        An equity portfolio        8         37
                         President, Capital   years prior            counselor
                         Research Company     experience as a
                                              research
                                              professional for the
                                              Master Fund

   2.) The table referencing the primary portfolio counselors for the International Fund found on page 19 under the section entitled "Management of the Master Funds" is hereby amended to remove all references to Nick J. Grace as primary portfolio counselor for the International Fund.

   3.) The table referencing the primary portfolio counselors for the Growth-Income Fund found on page 19 under the section entitled "Management of the Master Funds" is hereby deleted and replaced as follows:

                                                                                           APPROXIMATE
                                                                                           YEARS OF
                                              YEARS OF                                     EXPERIENCE AS AN
                                              EXPERIENCE AS                                INVESTMENT
                                              PORTFOLIO                                    PROFESSIONAL
                                              COUNSELOR (AND         PORTFOLIO             ------------------
   PORTFOLIO                                  RESEARCH               COUNSELOR'S ROLE      WITH
   COUNSELOR (FUND       PRIMARY TITLE WITH   PROFESSIONAL, IF       IN THE                CRMC
   TITLE, IF             CRMC (OR             APPLICABLE             MANAGEMENT OF         OR           TOTAL
   APPLICABLE)           AFFILIATE)           (APPROXIMATE))         THE MASTER FUND       AFFILIATES   YEARS
   ----------------------------------------------------------------------------------------------------------
   James K. Dunton,      Senior Vice          21 years (since the    An equity portfolio       43         43
   (Chairman of the      President and        Master Fund began      counselor
   Board)                Director, Capital    operations)
                         Research and
                         Management
                         Company

   Robert G.             Senior Vice          15 years (plus 1       An equity portfolio       30         33
   O'Donnell             President and        year prior             counselor
                         Director, Capital    experience as a
                         Research and         research
                         Management           professional for the
                         Company              Master Fund)

   Donald D. O'Neal      Senior Vice          14 years (plus 4       An equity portfolio       20         20
   (President and        President, Capital   years prior            counselor
   Trustee)              Research and         experience as a
                         Management           research
                         Company              professional for the
                                              Master Fund)

   Claudia P.            Senior Vice          11 years (plus 5       An equity portfolio       30         32
   Huntington            President, Capital   years prior            counselor
   (Vice President)      Research and         experience as a
                         Management           research
                         Company              professional for the
                                              Master Fund)

   C. Ross               Vice President,      6 years                An equity portfolio       13         13
   Sappenfield           Capital Research                            counselor
                         Company

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE